CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)		Sep. 30, 2020	Sep. 30, 2019
Current assets
Cash		$ 278,993	$ 322,984
Restricted cash	[1]	83,070	29,546
Deferred financing costs		13,695	0
Receivables		13,759	54,141
Prepaid expenses		90,420	315,938
Assets, Current		479,937	722,609
Non-current assets
Equipment	[2]	0	338
Exploration and evaluation assets	[1]	4,325,562	3,728,231
VAT receivables		42,079	43,503
Assets, Noncurrent		4,367,641	3,772,072
Total assets		4,847,578	4,494,681
Current liabilities
Accounts payable and accrued liabilities		191,727	316,049
Due to related parties	[3]	271,337	326,437
Funds held for optionee	[1]	83,070	29,546
Flow-through share premium liability	[4]	0	21,459
Liabilities, Current		546,134	693,491
Shareholders' equity
Common Stock, Value	[4]	20,068,707	18,487,106
Reserves	[4],[5]	2,875,483	2,903,068
Accumulated other comprehensive loss		(24,239)	(26,619)
Deficit		(18,618,507)	(17,562,365)
Stockholders' Equity Attributable to Parent		4,301,444	3,801,190
Total shareholders' equity and liabilities		$ 4,847,578	$ 4,494,681

[1]	Note 5.
[2]	Note 4.
[3]	Note 9.
[4]	Note 7.
[5]	Note 8.